Trade and other receivables (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Included within non-current assets
Trade receivables	€ 51	€ 34
Trade receivables held at fair value through other comprehensive income	337	606
Net investment in leases	267	134
Contract assets	494	495
Contract-related costs	690	630
Other receivables	66	37
Prepayments	296	231
Derivative financial instruments	5,642	4,216
Total trade and other non-current receivables	7,843	6,383
Included within current assets
Trade receivables	3,277	3,300
Trade receivables held at fair value through other comprehensive income	566	802
Net investment in leases	106	66
Contract assets	3,063	3,056
Contract-related costs	1,471	1,403
Amounts owed by associates and joint ventures	175	241
Other receivables	730	869
Prepayments	835	872
Derivative financial instruments	482	410
Total trade and other current receivables	10,705	11,019
Costs incurred to obtain customer contracts	2,078	1,967
Costs incurred to fulfil customer contracts	83	66
Amortisation and impairment expense	1,541	1,517
Level 3
Included within current assets
Embedded derivative asset	€ 198	€ 3